Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Pledged as collateral for credit	$ 85	$ 35
Accounts receivable, net of allowance	$ 500	$ 573
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	1	0
Preferred stock, shares outstanding	1	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000	100,000
Common stock, shares issued	85,876	52,571
Common stock, shares outstanding	85,291	51,986